Consolidated Investment Products (Condensed Consolidating Balance Sheet Line Items Reflecting Impact Of Consolidation Of Investment Products Into The Condensed Consolidated Balance Sheets) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents of consolidated investment products	$ 287.8	$ 382.3
Accounts receivable and other assets of consolidated investment products	84.1	98.5
Investments Of Consolidated Investment Products	4,550.6	6,629.0
Total assets	17,492.4	19,347.0
Total liabilities	(8,443.4)	(10,209.4)
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	128.8	334.3
Equity attributable to noncontrolling interests in consolidated entities	732.2	1,018.5
Total liabilities and equity	17,492.4	19,347.0
CLOs - VIEs [Member]
Other liabilities of consolidated investment products	105.3	179.2
Cash and cash equivalents of consolidated investment products	211.8	297.7
Accounts receivable and other assets of consolidated investment products	54.6	86.0
Consolidated Investment Products Assets, Adjustments	0	10.8
Investments Of Consolidated Investment Products	3,948.0	5,682.3
Total assets	4,214.4	6,076.8
Long-term debt of consolidated investment products	3,980.7	5,563.3
Consolidated Investment Products Liabilities, Adjustments	0	0
Total liabilities	(4,086.0)	(5,742.5)
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	128.8	334.3
Other equity attributable to common shareholders	(0.4)	0
Nonredeemable Noncontrolling Interest, Consolidated Investment Products	0	0
Total liabilities and equity	4,214.4	6,076.8
Other VIEs [Member]
Other liabilities of consolidated investment products	0.5	0.4
Cash and cash equivalents of consolidated investment products	0.2	3.1
Accounts receivable and other assets of consolidated investment products	0.2	0
Consolidated Investment Products Assets, Adjustments	0	0
Investments Of Consolidated Investment Products	35.9	42.8
Total assets	36.3	45.9
Long-term debt of consolidated investment products	0	0
Consolidated Investment Products Liabilities, Adjustments	0	0
Total liabilities	(0.5)	(0.4)
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	0	0
Other equity attributable to common shareholders	(0.1)	0.1
Nonredeemable Noncontrolling Interest, Consolidated Investment Products	35.9	45.4
Total liabilities and equity	36.3	45.9
VOEs [Member]
Other liabilities of consolidated investment products	2.9	5.8
Cash and cash equivalents of consolidated investment products	82.7	81.5
Accounts receivable and other assets of consolidated investment products	29.3	12.5
Consolidated Investment Products Assets, Adjustments	8.9	19.6
Investments Of Consolidated Investment Products	607.9	903.9
Total assets	728.8	1,017.5
Long-term debt of consolidated investment products	0	0
Consolidated Investment Products Liabilities, Adjustments	0	0
Total liabilities	(2.9)	(5.8)
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	0	0
Other equity attributable to common shareholders	34.0	43.1
Nonredeemable Noncontrolling Interest, Consolidated Investment Products	691.9	968.6
Total liabilities and equity	728.8	1,017.5
VIE Adjustments [Member]
Other liabilities of consolidated investment products	(4.4)	(10.3)
Cash and cash equivalents of consolidated investment products	(6.9)	0
Accounts receivable and other assets of consolidated investment products	0	0
Consolidated Investment Products Assets, Adjustments	(80.0)	(122.4)
Investments Of Consolidated Investment Products	(41.2)
Total assets	(128.1)	(122.4)
Long-term debt of consolidated investment products	(81.3)	(50.4)
Consolidated Investment Products Liabilities, Adjustments	(8.9)	(19.6)
Total liabilities	94.6	80.3
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	0	0
Other equity attributable to common shareholders	(33.5)	(42.1)
Nonredeemable Noncontrolling Interest, Consolidated Investment Products	0	0
Total liabilities and equity	(128.1)	(122.4)
Consolidated Investment Products [Member]
Other liabilities of consolidated investment products	104.3	175.1
Cash and cash equivalents of consolidated investment products	287.8	382.3
Accounts receivable and other assets of consolidated investment products	84.1	98.5
Consolidated Investment Products Assets, Adjustments	(71.1)	(92.0)
Investments Of Consolidated Investment Products	4,550.6	6,629.0
Total assets	4,851.4	7,017.8
Long-term debt of consolidated investment products	3,899.4	5,512.9
Consolidated Investment Products Liabilities, Adjustments	(8.9)	(19.6)
Total liabilities	(3,994.8)	(5,668.4)
Retained earnings accumulated deficit appropriated for investors in consolidated investment products	128.8	334.3
Other equity attributable to common shareholders	0	1.1
Nonredeemable Noncontrolling Interest, Consolidated Investment Products	727.8	1,014.0
Total liabilities and equity	$ 4,851.4	$ 7,017.8